DEFERRED TAX ASSETS AND LIABILITIES (Schedule of Recognised Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 4,185	$ 6,252
Deferred tax liabilities	(4,905)	(7,139)
Net deferred tax assets/(liabilities)	(720)	(887)	$ (1,728)
Plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	733	1,027
Deferred tax liabilities	(9)	(9)
Net deferred tax assets/(liabilities)	724	1,018	778
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets
Deferred tax liabilities	(4,072)	(6,099)
Net deferred tax assets/(liabilities)	(4,072)	(6,099)	(7,189)
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	750	642
Deferred tax liabilities
Net deferred tax assets/(liabilities)	750	642	668
Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,159	3,622
Deferred tax liabilities
Net deferred tax assets/(liabilities)	2,159	3,622	4,311
Tax value of loss carry-forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	433	216
Deferred tax liabilities
Net deferred tax assets/(liabilities)	433	216
Other items [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	110	745
Deferred tax liabilities	(824)	(1,031)
Net deferred tax assets/(liabilities)	$ (714)	$ (286)	$ (296)